SHARE CAPITAL - Share Based Payments - Share Purchase Options (Details)	12 Months Ended
	Dec. 31, 2021 Options $ / shares shares	Dec. 31, 2020 Options $ / shares
SHARE CAPITAL
Number of shares reserved for future issuance | shares	10,000,000
Expiration period, in years	10 years
Summary of options outstanding and exercisable
Number of options outstanding, Beginning of the period | Options	4,068,884	3,834,119
Number of options outstanding, Granted | Options	827,565	953,255
Number of options outstanding, Exercised | Options	(739,949)	(650,580)
Number of options outstanding, Forfeited | Options	(131,007)	(67,910)
Number of options outstanding, End of the period | Options	4,025,493	4,068,884
Options which have vested and are exercisable | Options	2,789,211
Weighted average exercise price per option, Beginning of the period | $ / shares	$ 4.05	$ 3.31
Weighted average exercise price per option, Granted | $ / shares	6.57	5.21
Weighted average exercise price per option, Exercised | $ / shares	2.44	1.25
Weighted average exercise price per option, Forfeited | $ / shares	5.17	5.17
Weighted average exercise price per option, End of the period | $ / shares	4.83	$ 4.05
Weighted average exercise price per option, Options which have vested and are exercisable | $ / shares	$ 4.25